REALTY CAPITAL INCOME FUNDS TRUST

Supplement dated September 4, 2015 to the

Prospectuses dated August 1, 2015 and the

Statement of Additional Information dated August 1, 2015

This Supplement provides new and additional information beyond that contained in (i) the current combined prospectus for the Class A and Class C shares, and the current combined prospectus for the Advisor Class shares, of the AR Capital BDC Income Fund, AR Capital Global Real Estate Income Fund, and AR Capital Real Estate Income Fund (the “Combined Prospectuses”); (ii) the current prospectus for the Class A and Class C shares, and the current prospectus for the Advisor Class shares, of the AR Capital Dividend and Value Fund (the “Dividend and Value Prospectuses” and, together with the Combined Prospectuses, the “Prospectuses”); and (iii) the current statement of additional information (the “SAI”) of Realty Capital Income Funds Trust (the “Trust”). This Supplement should be read in conjunction with the Prospectuses and the SAI. Terms not defined herein shall have the meanings ascribed to them in the Prospectuses and the SAI.

The purpose of this Supplement is to provide information regarding: (i) recent transactions involving the parent companies of the Adviser, BDCA Adviser, and the Distributor; (ii) the portfolio management team for the AR Capital Global Real Estate Income Fund; (iii) changes to the Board of Trustees of the Trust and (iv) the liquidation of the AR Capital Dividend and Value Fund.

TRANSACTIONS INVOLVING THE ADVISER, BDCA ADVISER, AND THE DISTRIBUTOR

Combined Prospectus Updates

For each of the Combined Prospectuses, the following sub-section should be added to the end of the section titled “MANAGEMENT OF THE FUNDS.”

Potential Change in the Indirect Ownership of the Adviser, BDCA Adviser, and the Distributor

On August 6, 2015, ARC, the parent of the Adviser and BDCA Adviser, entered into a Transaction Agreement (the “Transaction Agreement”) with AMH Holdings (Cayman), L.P., a Cayman Islands exempted limited partnership (“AMH”), and an affiliate of Apollo Global Management, LLC (NYSE: APO) (together with its consolidated subsidiaries, “Apollo”), and a newly formed entity, AR Global Investments, LLC, a Delaware limited liability company (“AR Global”). The Transaction Agreement provides that ARC will transfer to AR Global a majority of the assets of its ongoing asset management business (including equity interests in its subsidiaries, which includes the parents of the Adviser and BDCA Adviser). The Transaction Agreement also provides that AMH will contribute certain other assets to AR Global. Following the consummation of the transactions (collectively, the “Transactions”) contemplated by the Transaction Agreement, AMH will hold a 60% interest in AR Global and ARC will hold a 40% interest in AR Global. The business and affairs of AR Global will be overseen by a board of managers comprised of ten members, six of which will be appointed by AMH and four of which will be appointed by ARC. The Adviser and BDCA Adviser are currently owned indirectly by ARC and following the Transactions will be owned indirectly by AR Global.

Also, on August 6, 2015, RCS Capital Corporation (“RCS Capital”), an affiliate of the Distributor, announced that it has entered into an agreement with Apollo to sell RCS Capital’s Wholesale Distribution Division, including the Distributor and certain related entities. Upon completion of the transaction, the Distributor will continue to operate as a stand-alone entity within AR Global.

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The Transactions are subject to customary closing conditions and are expected to close in 2015. Upon consummation of the Transactions, Apollo will indirectly control the Adviser and BDCA Adviser. The transfer of the controlling block of securities of the Adviser and BDCA Adviser upon consummation of the Transactions will result in an “assignment” of the investment advisory agreement between the Trust and the Adviser; the investment sub-advisory agreement between the Trust, the Adviser, and BDCA Adviser; and the distribution agreement between the Trust and the Distributor in accordance with their terms and Section 15 of the 1940 Act.

At an upcoming meeting of shareholders, shareholders will be asked to vote on the approval of the new investment advisory and sub-advisory agreements.

SAI Updates

For the SAI, the following sub-section should be added to the end of the section titled “DISTRIBUTOR” on page 37 of the SAI.

Potential Change in the Indirect Ownership of the Distributor

On August 6, 2015, RCS Capital Corporation (“RCS Capital”), an affiliate of the Distributor, announced that it has entered into an agreement with AMH Holdings (Cayman), L.P., a Cayman Islands exempted limited partnership (“AMH”), and an affiliate of Apollo Global Management, LLC (NYSE: APO) (together with its consolidated subsidiaries, “Apollo”), to sell RCS Capital’s Wholesale Distribution Division, including the Distributor and certain related entities. Upon completion of the transaction, the Distributor will continue to operate as a stand-alone entity within AR Global Investments, LLC, a Delaware limited liability company (“AR Global”).

The transaction is subject to customary closing conditions and is expected to close in 2015. The transfer of the controlling block of securities of the Distributor upon consummation of the transaction will result in an “assignment” of the distribution agreement between the Trust and the Distributor in accordance with its terms and Section 15 of the 1940 Act.

At a meeting of the Board on September 2, 2015, the Board approved a new distribution agreement between the Trust and the Distributor. The new distribution agreement will become effective upon consummation of the transaction.

For the SAI, the following sub-section should be added to the end of the section titled “TRANSFER AGENT” on page 37 of the SAI.

Potential Change in the Indirect Ownership of the Transfer Agent

On August 6, 2015, RCS Capital, the parent of the Transfer Agent, announced that it has entered into an agreement with Apollo to sell RCS Capital’s Wholesale Distribution Division, including the Transfer Agent and certain related entities to Apollo. Upon completion of the transaction, the Transfer Agent will continue to operate as a stand-alone entity within AR Global. Apollo will separately evaluate the Transfer Agent and seek opportunities to enhance its shareholder relations, including with respect to the shareholders of the Funds.

The transaction is subject to customary closing conditions and is expected to close in 2015.

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For the SAI, the following sub-section should be added to the end of the section titled “INVESTMENT ADVISORY AND OTHER SERVICES” beginning on page 40 of the SAI.

Potential Change in the Indirect Ownership of the Adviser and BDCA Adviser

On August 6, 2015, ARC, the parent of the Adviser and BDCA Adviser, entered into a Transaction Agreement (the “Transaction Agreement”) with Apollo and a newly formed entity, AR Global. The Transaction Agreement provides that ARC will transfer to AR Global a majority of the assets of its ongoing asset management business (including equity interests in its subsidiaries, which includes the parents of the Adviser and BDCA Adviser). The Transaction Agreement also provides that AMH will contribute certain other assets to AR Global. Following the consummation of the transactions (collectively, the “Transactions”) contemplated by the Transaction Agreement, AMH will hold a 60% interest in AR Global and ARC will hold a 40% interest in AR Global. The business and affairs of AR Global will be overseen by a board of managers comprised of ten members, six of which will be appointed by AMH and four of which will be appointed by ARC. The Adviser and BDCA Adviser are currently owned indirectly by ARC and following the Transactions will be owned indirectly by AR Global.

The Transactions are subject to customary closing conditions and are expected to close in 2015. Upon consummation of the Transactions, Apollo will indirectly control the Adviser and BDCA Adviser. The transfer of the controlling block of securities of the Adviser and BDCA Adviser upon consummation of the Transactions will result in an “assignment” of the investment advisory agreement between the Trust and the Adviser; and the investment sub-advisory agreement between the Trust, the Adviser, and BDCA Adviser. The investment advisory agreement between the Trust and the Adviser will be automatically terminated upon consummation of the Transactions in accordance with its terms and Section 15 of the 1940 Act. The sub-advisory agreement between the Trust, the Adviser and SEL will also be automatically terminated upon consummation of the Transactions in accordance with its terms and Section 15 of the 1940 Act.

At an upcoming meeting of shareholders, shareholders will be asked to vote on the approval of the new investment advisory and sub-advisory agreements.

At a meeting of the Board on September 2, 2015, the Board approved a plan to terminate and liquidate the AR Capital Dividend and Value Fund. As a result, shareholders of the AR Capital Dividend and Value Fund will not be asked to approve new investment advisory and sub-advisory agreements.

RESIGNATION OF PORTFOLIO MANAGER

Effective September 4, 2015, Vikram Khullar will no longer serve as portfolio manager of the AR Capital Global Real Estate Income Fund and all references to Mr. Khullar in the Combined Prospectuses and the SAI are deleted in their entirety. Christopher Pike will serve as the Fund’s portfolio manager.

RESIGNATION AND APPOINTMENT OF TRUSTEE AND OFFICER

SAI Updates

Effective September 2, 2015, John H. Grady resigned as Trustee, Chairman of the Board, and President of the Trust. To fill the vacant seat, the Board appointed Edward M. Weil, Jr. to serve as Trustee and Chairman of the Board, as well as President of the Trust.

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•	All references to John H. Grady as Trustee, Chairman of the Board, and President of the Trust are hereby deleted in their entirety.

Management of the Funds

•	The first two sentences in the first paragraph under the sub-heading “Board Leadership Structure” on page 29 of the SAI are replaced in their entirety with the following:

The Board currently is comprised of three Trustees, two of whom are Independent Trustees. Edward M. Weil, Jr., who, among other things, serves as Chairman of the Board and President of the Trust, is an “interested person” of the Trust (an “Interested Trustee”).

•	The entry for Edward M. Weil, Jr. in the “Officers” portion of table under the sub-heading “Trustees and Officers” on page 30 of the SAI is deleted and replaced in its entirety with the following entry in the “Interested Trustees and Officers” portion of the table:

Address and Year of Birth	Position(s) Held and Length(s) of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
c/o 405 Park Avenue 14th Floor New York, NY 10022 Year of birth: 1967	Trustee and Chairman since 2015; President since 2015

Chief Executive Officer of RCS Capital Corporation since September 2014; President of RCS Capital Corporation from February 2013 until September 2014; President, Treasurer and Secretary of RCS Capital Management, LLC (“RCS Capital Management”) since April 2013; executive officer of American Realty Capital Trust, Inc. (“ARCT”), the ARCT advisor and the ARCT property manager from August 2007 until March 2012; executive officer of New York REIT, Inc. (“NYRT”), the NYRT advisor and the NYRT property manager since October 2009 until November 2014; Executive Vice President and Secretary of the Phillips Edison — ARC Shopping Center REIT, Inc. (“PE-ARC”) since December 2009; executive officer of American Realty Capital — Retail Centers of America, Inc. (“ARC RCA”) and the ARC RCA advisor since July 2010 and May 2010, respectively; executive officer of American Realty Capital Healthcare Trust, Inc. (“HTC”), the HTC advisor and the HTC property manager from August 2010 through February 2014; executive officer of ARCT III, the ARCT III advisor and the ARCT III property manager from October 2010 until February 2013; Executive President and Secretary of the Business Development Corporation of America (“BDCA”) advisor since June 2010; Treasurer and Secretary of American Realty Capital New York City REIT, Inc. (“ARC NYCR”), the ARC NYCR advisor and the ARC NYCR property manager since April 2014; Chief Operating Officer of ARC NYCR, the ARC NYCR advisor and the ARC NYCR property manager since December 2013; executive officer of ARCP from November 2013 until June 2014; executive officer of American Realty Capital Global Trust, Inc. (“GNL”), the GNL advisor and the GNL property manager since July 2011, July 2011 and January 2012, respectively; President, Chief Operating Officer, Treasurer and Secretary of American Realty Capital Trust IV, Inc. (“ARCT IV”), the ARCT IV advisor and the ARCT IV property manager since February 2012; President, Chief Operating Officer, Treasurer and Secretary of American Realty Capital Healthcare Trust II, Inc. (“HTI”), the HTI advisor and the HTI property manager since October 2012; President, Treasurer and Secretary of ARC Realty Finance Trust, Inc. (“ARC RFT”) and the ARC RFT advisor from November 2012 until January 2013; President, Chief Operating Officer, Treasurer and Secretary of Phillips Edison — ARC Grocery Center REIT II, Inc. (“PE-ARC II”) advisor since July 2013.

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RCS Capital Corporation since February 2013; American Realty Capital Trust III, Inc. (“ARCT III”) since February 2012; ARCP from March 2012 until June 2014; GNL, the GNL advisor and the GNL property manager since their respective formations in July 2011, July 2011 and January 2012; ARCT IV since January 2013; American Realty Capital Hospitality Trust, Inc. (“HOSP”) from August 2013 to November 2014.

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•	The following information is added under the sub-heading “Qualifications and Experiences of the Trustees” on page 35 of the SAI:

Edward M. Weil, Jr. — Mr. Weil has served as Trustee, Chairman of the Board and President of the Trust since September 2015. The Board believes that Mr. Weil’s current and previous substantial business experience, as well as his experience as an executive officer and director of other investment vehicles, make him well qualified to serve on the Board.

•	The following entry for Edward M. Weil, Jr. is added to the “Interested Trustees and Officers” portion of the table setting forth the Trustee ownership interests in the Trust under the sub-heading “Trustee Ownership” on page 40 of the SAI:

Name of Trustee	Dollar Range of Equity Securities in the BDC Income Fund	Dollar Range of Equity Securities in the Dividend and Value Fund	Dollar Range of Equity Securities in the Global Real Estate Income Fund	Dollar Range of Equity Securities in the Real Estate Income Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Edward J. Weil, Jr.*	None	None	None	None	None

*	Mr. Weil joined the Board effective September 2, 2015.

LIQUIDATION OF THE AR CAPITAL DIVIDEND AND VALUE FUND

At a meeting of the Board on September 2, 2015, the Board approved a plan to liquidate and terminate the AR Capital Dividend and Value Fund. Effective immediately, the Fund is no longer offered for sale. The Fund will be liquidated on or before September 30, 2015. As a result of the impending liquidation, the Fund may not continue to pursue its investment objective as it begins to hold additional cash and cash equivalents in anticipation of the liquidation. Until the liquidation date, shareholders may continue to freely redeem shares in accordance with the “How to Redeem Shares” section of the Dividend and Value Prospectuses. Any shareholders who have not redeemed their shares of the AR Capital Dividend and Value Fund prior to the liquidation date will have their shares redeemed automatically as of the close of business on the liquidation date.

Please Retain this Supplement for Future Reference

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